UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_______________

FORM N-CSRS

_______________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

_______________

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Causeway Capital Management Trust

Causeway Global Value Fund

Institutional Class - CGVIX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Institutional Class of the Causeway Global Value Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-global-value. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway Global Value Fund, Institutional Class	$43	0.85%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$242,120	55	$568	31%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

United States 49.5%
United Kingdom 13.7%
France 9.6%
Germany 6.8%
Japan 6.6%
Netherlands 2.9%
Sweden 2.1%
China 2.1%
South Korea 1.6%
Short-Term Investment 1.5%
Italy 1.0%
Greece 1.0%
Other Countries 1.0%

Table Summary
Value	Value
Other Countries	1.0%
Greece	1.0%
Italy	1.0%
Short-Term Investment	1.5%
South Korea	1.6%
China	2.1%
Sweden	2.1%
Netherlands	2.9%
Japan	6.6%
Germany	6.8%
France	9.6%
United Kingdom	13.7%
United States	49.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kering S.A.	4.9%
Renesas Electronics Corp.	3.6%
Alstom S.A.	3.6%
Carrier Global Corp.	3.1%
SAP SE	2.9%
Infineon Technologies AG	2.8%
AstraZeneca PLC	2.8%
Merck & Co. Inc.	2.6%
Alphabet Inc., Class C	2.5%
Alaska Air Group Inc.	2.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-global-value

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CGVIX-SAR-2026

Causeway Capital Management Trust

Causeway Global Value Fund

Investor Class - CGVVX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Investor Class of the Causeway Global Value Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-global-value. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway Global Value Fund, Investor Class	$55	1.10%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$242,120	55	$568	31%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	1.0%
Greece	1.0%
Italy	1.0%
Short-Term Investment	1.5%
South Korea	1.6%
China	2.1%
Sweden	2.1%
Netherlands	2.9%
Japan	6.6%
Germany	6.8%
France	9.6%
United Kingdom	13.7%
United States	49.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kering S.A.	4.9%
Renesas Electronics Corp.	3.6%
Alstom S.A.	3.6%
Carrier Global Corp.	3.1%
SAP SE	2.9%
Infineon Technologies AG	2.8%
AstraZeneca PLC	2.8%
Merck & Co. Inc.	2.6%
Alphabet Inc., Class C	2.5%
Alaska Air Group Inc.	2.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-global-value

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CGVVX-SAR-2026

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedules of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial statements and financial highlights are filed herein.

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Other Information (Form N-CSRS Items 8-11) (Unaudited)	22

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)
COMMON STOCK
China — 2.1%
Communication Services — 2.1%
Tencent Holdings Ltd.	80,300	$5,065

France — 9.6%
Consumer Discretionary — 4.9%
Kering S.A.	39,203	11,905

Financials — 1.1%
BNP Paribas SA	28,820	2,745

Industrials — 3.6%
Alstom S.A. [1]	301,282	8,616
		23,266
Germany — 6.8%
Financials — 1.0%
Deutsche Bank AG	83,634	2,489

Industrials — 0.1%
Siemens AG	487	119

Information Technology — 5.7%
Infineon Technologies AG	151,929	6,892
SAP SE	41,481	7,072
		13,964
		16,572
Greece — 1.0%
Financials — 1.0%
Eurobank S.A.	580,112	2,323

Italy — 1.0%
Financials — 1.0%
UniCredit SpA	34,658	2,487

The accompanying notes are an integral part of the financial statements.

2	Causeway Global Value Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)
Japan — 6.6%
Communication Services — 1.4%
KDDI Corp.	196,000	$3,337

Financials — 1.6%
Sompo Holdings Inc.	99,900	3,889

Information Technology — 3.6%
Renesas Electronics Corp.	613,400	8,770

		15,996
Netherlands — 2.9%
Consumer Staples — 1.6%
Heineken NV	51,544	3,965

Health Care — 1.3%
Koninklijke Philips NV	110,031	3,009

		6,974
South Korea — 1.6%
Information Technology — 1.6%
Samsung Electronics Co. Ltd.	33,720	3,944

Sweden — 2.1%
Information Technology — 2.1%
Hexagon AB, Class B	530,109	5,159

Switzerland — 1.0%
Health Care — 1.0%
Roche Holding AG	5,786	2,309

United Kingdom — 13.7%
Consumer Discretionary — 2.1%
SSP Group PLC	2,205,532	5,158

Consumer Staples — 3.6%
Diageo PLC	244,039	4,538

The accompanying notes are an integral part of the financial statements.

Causeway Global Value Fund	3

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)
United Kingdom — (continued)
Consumer Staples (continued)
Reckitt Benckiser Group PLC	62,015	$4,170
		8,708
Financials — 1.6%
Barclays PLC	757,172	3,963

Health Care — 2.8%
AstraZeneca PLC	34,399	6,726

Industrials — 2.0%
Rolls-Royce Holdings PLC	308,672	4,690

Utilities — 1.6%
SSE PLC	111,349	3,849

		33,094
United States — 49.5%
Communication Services — 8.1%
Alphabet Inc., Class C	20,861	5,984
Live Nation Entertainment Inc. [1]	32,836	5,008
Meta Platforms Inc., Class A	9,020	5,161
Walt Disney Co.	35,012	3,374
		19,527

Consumer Discretionary — 4.9%
Aptiv PLC [1]	37,943	2,635
Carnival Corp.	194,350	5,030
Whirlpool Corp.	74,679	4,027
		11,692
Financials — 7.7%
Axis Capital Holdings Ltd.	50,918	5,164
Citigroup Inc.	39,328	4,460
Citizens Financial Group Inc.	67,442	4,045
Everest Group Ltd.	15,697	5,130
		18,799
Health Care — 7.6%
Biogen Inc. [1]	17,220	3,157
Merck & Co. Inc.	52,059	6,262

The accompanying notes are an integral part of the financial statements.

4	Causeway Global Value Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)
United States — (continued)
Health Care (continued)
Pfizer Inc.	118,710	$3,333
UnitedHealth Group Inc.	4,480	1,212
Zimmer Biomet Holdings Inc.	48,634	4,397
		18,361
Industrials — 12.3%
Alaska Air Group Inc. [1]	156,335	5,750
Boeing Co. [1]	24,246	4,826
Booz Allen Hamilton Holding Corp., Class A	54,284	4,236
Carrier Global Corp.	131,178	7,387
Genpact Ltd.	121,393	4,522
Ingersoll Rand Inc.	39,556	3,169
		29,890
Information Technology — 4.4%
Analog Devices Inc.	12,508	3,979
Cognizant Technology Solutions Corp., Class A	66,859	4,102
Texas Instruments Inc.	13,050	2,534
		10,615
Materials — 1.3%
Smurfit WestRock PLC	80,712	3,216

Real Estate — 2.0%
BXP Inc. [2]	24,239	1,258
Jones Lang LaSalle Inc. [1]	11,744	3,574
		4,832
Utilities — 1.2%
DTE Energy Co.	20,100	2,939

		119,871
Total Common Stock
(Cost $247,874) — 97.9%		237,060

The accompanying notes are an integral part of the financial statements.

Causeway Global Value Fund	5

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)
SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 3.58% *	3,701,068	$3,701

Total Short-Term Investment
(Cost $3,701) — 1.5%		3,701

Total Investments — 99.4%
(Cost $251,575)		240,761

Other Assets in Excess of Liabilities — 0.6%		1,359

Net Assets — 100.0%		$242,120

*	The rate reported is the 7-day effective yield as of March 31, 2026.
[1]	Non-income producing security.

[2]	Real Estate Investment Trust.

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at March 31, 2026:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
China	$—	$5,065	$—	$5,065
France	—	23,266	—	23,266
Germany	—	16,572	—	16,572
Greece	—	2,323	—	2,323
Italy	—	2,487	—	2,487
Japan	—	15,996	—	15,996
Netherlands	—	6,974	—	6,974
South Korea	—	3,944	—	3,944
Sweden	—	5,159	—	5,159
Switzerland	—	2,309	—	2,309
United Kingdom	—	33,094	—	33,094

The accompanying notes are an integral part of the financial statements.

6	Causeway Global Value Fund

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2026 (Unaudited)

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
United States	$119,871	$—	$—	$119,871
Total Common Stock	119,871	117,189	—	237,060
Short-Term Investment	3,701	—	—	3,701
Total Investments in Securities	$123,572	$117,189	$—	$240,761

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway Global Value Fund	7

STATEMENT OF ASSETS AND LIABILITIES (000)*

(Unaudited)

CAUSEWAY GLOBAL
VALUE FUND
3/31/26
ASSETS:
Investments at Value (Cost $251,575)	$240,761
Foreign Currency (Cost $85)	85
Receivable for Investment Securities Sold	1,543
Receivable for Dividends	282
Receivable for Tax Reclaims	204
Receivable for Fund Shares Sold	17
Prepaid Expenses	10
Total Assets	242,902
LIABILITIES:
Payable for Investment Securities Purchased	466
Payable Due to Adviser	154
Payable for Fund Shares Redeemed	72
Payable for Shareholder Service Fees - Investor Class	9
Payable Due to Administrator	4
Unrealized Depreciation on Spot Foreign Currency Contracts	3
Payable for Trustees' Fees	1
Other Accrued Expenses	73
Total Liabilities	782
Net Assets	$242,120
NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$247,174
Total Distributable Earnings(Accumulated Losses)	(5,054)
Net Assets	$242,120
Net Asset Value Per Share (based on net assets of $227,361,425 ÷ 15,877,480 shares) - Institutional Class	$14.32
Net Asset Value Per Share (based on net assets of $14,758,577 ÷ 1,042,696 shares) - Investor Class	$14.15

*	Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

8	Causeway Global Value Fund

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY
GLOBAL VALUE
FUND
10/01/25 to
3/31/26
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $52)	$1,672
Total Investment Income	1,672
EXPENSES:
Investment Advisory Fees	641
Shareholder Service Fees — Investor Class	18
Administration Fees	14
Professional Fees	28
Transfer Agent Fees	26
Registration Fees	25
Custodian Fees	11
Printing Fees	8
Trustees' Fees	2
Other Fees	1
Total Expenses	774
Waiver of Investment Advisory Fees	(73)
Total Waiver	(73)
Net Expenses	701
Net Investment Income	971

Net Realized Gain (Loss) on:
Investments	6,586
Foreign Currency Transactions	(13)
Net Realized Gain (Loss)	6,573

Net Unrealized Appreciation (Depreciation) on:
Investments	(21,842)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(6)
Net Unrealized Appreciation (Depreciation)	(21,848)
Net Realized and Unrealized Loss	(15,275)
Net Decrease in Net Assets Resulting from Operations	$(14,304)

The accompanying notes are an integral part of the financial statements.

Causeway Global Value Fund	9

STATEMENTS OF CHANGES IN NET ASSETS (000)

	CAUSEWAY GLOBAL VALUE
	FUND
	10/01/25 to
	3/31/26	10/01/24 to
	(Unaudited)	9/30/25
OPERATIONS:
Net Investment Income	$971	$606
Net Realized Gain	6,573	7,339
Net Change in Unrealized Appreciation (Depreciation)	(21,848)	3,641

Net Increase (Decrease) in Net Assets Resulting From Operations	(14,304)	11,586
DISTRIBUTIONS:
Institutional Class	(6,988)	(8,276)
Investor Class	(1,241)	(1,275)
Total Distributions to Shareholders	(8,229)	(9,551)
Net Increase in Net Assets Derived from Capital Share Transactions(1)	197,763	16,841
Total Increase in Net Assets	175,230	18,876

NET ASSETS:
Beginning of Period	66,890	48,014
End of Period	$242,120	$66,890

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

10	Causeway Global Value Fund

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FINANCIAL HIGHLIGHTS

For the Six Months Ended March 31, 2026 (Unaudited) and the Fiscal Years Ended September 30, For a Share Outstanding Throughout the Fiscal Years or Period

	Net Asset Value, Beginning of Years or Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)
Causeway Global Value Fund
Institutional
2026(1)	15.55	0.10	0.17	0.27	(0.11)	(1.39)	(1.50)
2025	15.73	0.17	2.71	2.88	(0.20)	(2.86)	(3.06)
2024	12.56	0.16	3.33	3.49	(0.14)	(0.18)	(0.32)
2023	9.10	0.15	3.41	3.56	(0.10)	—	(0.10)
2022	12.66	0.08	(3.23)	(3.15)	(0.09)	(0.32)	(0.41)
2021	8.38	0.10	4.33	4.43	(0.15)	—	(0.15)
Investor
2026(1)	15.37	0.06	0.19	0.25	(0.08)	(1.39)	(1.47)
2025	15.58	0.13	2.69	2.82	(0.17)	(2.86)	(3.03)
2024	12.46	0.13	3.29	3.42	(0.12)	(0.18)	(0.30)
2023	9.02	0.11	3.40	3.51	(0.07)	—	(0.07)
2022	12.57	0.06	(3.23)	(3.17)	(0.06)	(0.32)	(0.38)
2021	8.32	0.08	4.31	4.39	(0.14)	—	(0.14)

†	Per share amounts calculated using average shares method.

(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.

‡	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

§	The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying fund in which the Fund invests.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

12	Causeway Global Value Fund

Net Asset Value, End of Years or Period ($)	Total Return (%)	Net Assets, End of Years or Period ($000)	Ratio of Expenses to Average Net Assets (%)‡	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements) (%)‡	Ratio of Net Investment Income to Average Net Assets (%)§	Portfolio Turnover Rate (%)
14.32	1.16	227,361	0.85	0.94	1.26	31
15.55	23.22	55,410	0.85	1.13	1.20	68
15.73	28.26	41,699	0.85	1.19	1.12	85
12.56	39.25	54,279	0.85	1.29	1.27	80
9.10	(25.70)	29,685	0.85	1.21	0.69	70
12.66	53.15	60,934	0.85	1.23	0.87	91

14.15	1.06	14,759	1.10	1.23	0.73	31
15.37	22.92	11,480	1.10	1.38	0.95	68
15.58	27.87	6,315	1.10	1.43	0.89	85
12.46	39.02	4,776	1.10	1.54	0.95	80
9.02	(25.97)	1,946	1.10	1.46	0.48	70
12.57	52.95	2,840	1.06	1.43	0.69	91

The accompanying notes are an integral part of the financial statements.

Causeway Global Value Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization

Causeway Global Value Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on April 29, 2008. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The inception of performance for Institutional Class shares was April 29, 2008, and for Investor Class shares was January 31, 2011. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of March 31, 2026, the Trust has four additional series, the financial statements of which are presented separately.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund's fair value pricing procedures are overseen by the Fund's valuation designee, Causeway Capital Management LLC ("Adviser"), and implemented through a Fair Value Committee (the "Committee"). Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

14	Causeway Global Value Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed.

As of and during the six months ended March 31, 2026, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Causeway Global Value Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the six months ended March 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees, if applicable, on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limit agreement described in Note 3.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1)  the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2)  purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

16	Causeway Global Value Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested and earned income are available on the same business day.

Other – Brokerage commission recapture payments are credited to realized capital gains and are included in net realized gains from security transactions on the Statement of Operations. For the six months ended March 31, 2026, the Fund did not receive commission recapture payments.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2027, to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 0.85% of Institutional Class and Investor Class average daily net assets. For the six months ended

March 31, 2026, the Adviser waived $72,936 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2026, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2026, approximately $28,473 (000) of the Fund’s net assets were held by investors affiliated with the Adviser.

Causeway Global Value Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

4. Investment Transactions

The cost of security purchases and the proceeds from the sales of securities, other than short-term investments, during the six months ended March 31, 2026, for the Fund were as follows (000):

Purchases	Sales
$234,483	$47,303

5. Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, war, conflicts, natural disasters, pandemics, epidemics, trading and tariff arrangements, inflation/deflation, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-attacks or terrorist acts, among other events, could adversely impact the performance of the Fund. These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

For example, the actual and potential consequences of Brexit, and the associated uncertainty, have adversely affected, and for the foreseeable future may adversely affect, economic and market conditions in the United Kingdom, in the EU and its member states and elsewhere, and may also contribute to uncertainty and instability in global financial markets. There remains significant market uncertainty regarding Brexit’s long-term ramifications, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict.

In addition, Russia’s invasion of Ukraine in February 2022, the resulting responses by the U.S. and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. Further, recent armed conflicts in the Middle East and related events could cause significant market disruptions and volatility. These and other similar events could negatively affect the performance of the Fund.

6. Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

18	Causeway Global Value Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2025 and September 30, 2024 was as follows (000):

	Ordinary	Long-Term
	Income	Capital Gain	Total
2025	$3,848	$5,703	$9,551
2024	1,268	294	1,562

As of September 30, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$2,656
Undistributed Long-Term Capital Gains	4,533
Unrealized Appreciation	10,294
Other Temporary Differences	(4)
Total Distributable Earnings	$17,479

At March 31, 2026, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

			Net
Federal Tax	Appreciated	Depreciated	Unrealized
Cost	Securities	Securities	Depreciation
$251,575	$7,218	$(18,032)	$(10,814)

Causeway Global Value Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

7. Capital Shares Issued and Redeemed

Capital share transactions for the Fund were as follows (000):

	Six Months Ended March 31, 2026 (Unaudited)		Fiscal Year Ended September 30, 2025
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	12,388	$194,302	737	$10,326
Shares Issued in Reinvestment of Dividends and Distributions	457	6,946	659	8,202
Shares Redeemed	(532)	(8,038)	(483)	(6,300)
Increase in Shares Outstanding Derived from Institutional Class Transactions	12,313	193,210	913	12,228
Investor Class
Shares Sold	324	4,965	345	4,730
Shares Issued in Reinvestment of Dividends and Distributions	82	1,236	103	1,268
Shares Redeemed	(110)	(1,648)	(106)	(1,385)
Increase in Shares Outstanding Derived from Investor Class Transactions	296	4,553	342	4,613
Net Increase in Shares Outstanding from Capital Share Transactions	12,609	$197,763	1,255	$16,841

8. Significant Shareholder Concentration

As of March 31, 2026, two of the Fund's shareholders of record owned 91% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

9. Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

20	Causeway Global Value Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

10. Recent Accounting Pronouncements

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of this standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The chief operating officer of the Fund's Adviser acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund's portfolio managers. The financial information in the form of the Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "Total Assets" and significant segment expenses are listed on the accompanying Statement of Operations.

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualita-

tive income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted but not required. ASU 2023-09 has not been adopted early and management is evaluating the impacts of these changes on the Fund’s financial statements.

11. Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Causeway Global Value Fund	21

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

22	Causeway Global Value Fund

INVESTMENT ADVISER:

Causeway Capital Management LLC
11111 Santa Monica Boulevard
15th Floor
Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund's investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

CCM-SA-005-1800

Causeway

Causeway Global Value Fund

> SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
> MARCH 31, 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included under item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR §270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR §270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR §240.13a-15(b) or §240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR §270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: June 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: June 3, 2026

By (Signature and Title)	/s/ John Bourgeois
John Bourgeois, Principal Financial Officer

Date: June 3, 2026